Subsidiaries - Schedule of Non-Wholly Owned Subsidiaries That Have Material Non-Controlling Interests (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Profit/(loss) allocated to non-controlling interests	₺ 30,203	₺ 156,270	₺ 58,630
Accumulated non-controlling interests	₺ 36,455	₺ 131,810
Inteltek [member]
Disclosure of subsidiaries [line items]
Place of incorporation and principal place of business	Turkey
Proportion of ownership interests and voting rights held by non-controlling interest	45.00%	45.00%
Profit/(loss) allocated to non-controlling interests	₺ 30,182	₺ 105,112
Accumulated non-controlling interests	36,307	131,506
Subsidiaries with immaterial non-controlling interests [member]
Disclosure of subsidiaries [line items]
Profit/(loss) allocated to non-controlling interests	21	51,158
Accumulated non-controlling interests	₺ 148	₺ 304